CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES - Additional Information (Detail) PHP / shares in Units, $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 23, 2015 USD ($) shares	Jun. 24, 2014 USD ($)	Apr. 08, 2013 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares	Nov. 23, 2015 PHP shares	Jun. 24, 2014 PHP / shares shares	Jun. 24, 2014 $ / shares shares	Apr. 11, 2014 shares	Mar. 31, 2014 shares	Mar. 13, 2014 shares	May 23, 2013 PHP / shares shares	May 23, 2013 $ / shares shares	Apr. 24, 2013 PHP / shares shares	Apr. 24, 2013 $ / shares shares	Apr. 08, 2013 PHP shares
Schedule of Equity Method Investments [Line Items]
Increase (decrease) in additional paid in capital resulting from subscription of common shares | $				$ (7,368)	$ 0	$ 0
Common stock value per share | $ / shares				$ 0.01	$ 0.01
Restricted shares [Member]
Schedule of Equity Method Investments [Line Items]
Decrease in additional paid in capital resulting from vesting of restricted shares | $				$ (1,740)	$ 0	$ 0
Restricted shares [Member] | MCP Share Incentive Plan [Member]
Schedule of Equity Method Investments [Line Items]
Number of restricted shares, Vested | shares				38,375,178	0	0
Decrease in additional paid in capital resulting from vesting of restricted shares | $				$ (1,740)
Melco Crown Philippines Resorts Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Subscribed common shares of subsidiary | shares	693,500,000		2,846,595,000	693,500,000		2,846,595,000	693,500,000	485,177,000	485,177,000				36,024,600	36,024,600	981,183,700	981,183,700	2,846,595,000
Consideration value for subscribed shares	$ 57,681		$ 69,592				PHP 2,704,650,000										PHP 2,846,595,000
Increase (decrease) in additional paid in capital resulting from subscription of common shares | $	$ (7,368)		$ 401
Common stock value per share | (per share)								PHP 11.30	$ 0.26				PHP 14	$ 0.34	PHP 14	$ 0.34
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from the Placing and Subscription Transaction and the Over-allotment Option exercised by the Stabilizing Agent for subscription of common shares of MCP | $						$ 227,134
Additional Common Stock Shares Acquired | shares										3,000		400
Number Of Common Stock Sold | shares											200
Total transfer from (to) noncontrolling interests of Melco Crown Entertainment | $				$ (9,108)	$ 57,293	$ 227,535
Melco Crown Philippines Resorts Corporation [Member] | Private Placement [Member]
Schedule of Equity Method Investments [Line Items]
Subscribed common shares of subsidiary | shares								485,177,000	485,177,000						981,183,700	981,183,700
Increase (decrease) in additional paid in capital resulting from subscription of common shares | $		$ 57,293
Common stock value per share | (per share)								PHP 11.30	$ 0.26						PHP 14	$ 0.34
Melco Crown Philippines Resorts Corporation [Member] | Over-Allotment Option [Member]
Schedule of Equity Method Investments [Line Items]
Subscribed common shares of subsidiary | shares															117,075,000	117,075,000
Common stock value per share | (per share)															PHP 14	$ 0.34
Stabilizing Agent [Member]
Schedule of Equity Method Investments [Line Items]
Subscribed common shares of subsidiary | shares													36,024,600	36,024,600
Common stock value per share | (per share)													PHP 14	$ 0.34